COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 13, 2013	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011
Gain Contingencies [Line Items]
Rent expense			$ 383	$ 388
Restructuring and impairment charges			101
Future minimum lease obligations			325
Lease Agreement [Member] | Israel [Member]
Gain Contingencies [Line Items]
Lease term					2 years
Lease arrangements, renewal term					4 years
Lease Agreement [Member] | US [Member]
Gain Contingencies [Line Items]
Lease term	3 years
First Amendment Lease Agreement [Member] | Motor vehicles [Member]
Gain Contingencies [Line Items]
Future minimum lease obligations			$ 6
First Amendment Lease Agreement [Member] | US [Member]
Gain Contingencies [Line Items]
Lease arrangements, renewal term		4 years